Leasing Arrangements – Lessee - Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses [Line Items]
Carrying amount	$ 5,182,528	$ 6,140,815
Depreciation expenses	987,745	865,790	$ 394,184
Buildings [Member]
Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses [Line Items]
Carrying amount	5,170,274	6,121,258
Depreciation expenses	982,126	862,258	394,184
Machinery and equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses [Line Items]
Carrying amount	12,254	19,557
Depreciation expenses	$ 5,619	$ 3,532